NOTE 11. Schedule of Other payables and accrued liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Payables and Accruals [Abstract]
Accrued expenses	$ 2,540	$ 1,741
Business and other tax payables	6,418	5,693
Salary payable	1,524	1,664
Temporary receipt of insurance premium	176	355
Temporary receipt of insurance claims	755	650
Deposits received	2,128	1,296
Interest payable	207	1,787
Other current liabilities	1,301	467
Total	$ 15,049	$ 13,653